Critical accounting estimates and judgements (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Critical Accounting Estimates And Judgements
Unutilised tax losses	£ 71,600	£ 67,200	£ 63,200
Loss from operations	7,700
Negative cash flows from operations	7,000
Accumulated deficit	135,300
Cash and cash equivalents	£ 2,800